Common Stock and Paid-in Capital in Excess of Par (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jan. 19, 2011	Oct. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2009 Common Stock	Sep. 30, 2012 Paid-in Capital in Excess of Par	Dec. 31, 2011 Paid-in Capital in Excess of Par	Dec. 31, 2010 Paid-in Capital in Excess of Par
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of the period (in shares)						1	1	155,150
Balance at the beginning of the period			$ 4,714,665	$ 4,440,219	$ 7,271,876			$ 16	$ 11	$ 9	$ 42,326,320	$ 38,590,239	$ 33,685,656
Sale of common stock (in shares)	21,345	26,628						53,241	47,969
Sale of common stock				3,700,552				5	5		1,055,348	3,700,547
Stock-based compensation				35,534	37,085						40,350	35,534	37,085
Reverse split fractional share payment (in shares)								(184)
Reverse split fractional share payment											(1,685)
Balance at the end of the period (in shares)						1	1	208,207	155,150
Balance at the end of the period			3,139,190	4,714,665	4,440,219			21	16	9	43,420,333	42,326,320	38,590,239
Sale of common stock, offering costs			$ 94,648	$ 333,800